Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Additions
Interest and dividend income	$ 10,695,449
Contributions
Participant	27,977,684
Employer	12,832,045
Rollover	4,504,447
Net realized and unrealized gains in fair value of investments	84,564,096
Interest on participant notes receivable	576,296
Total Additions	141,150,017
Deductions
Benefits paid directly to participants	(87,446,271)
Administrative expenses	(630,972)
Total Deductions	(88,077,243)
Net increase in net assets available for benefits	53,072,774
Beginning of year	678,401,804
End of year	$ 731,474,578